Investment Securities - Amortized Cost and Estimated Fair Value of Investments in Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 1,436,266	$ 1,301,915
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	48,190
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	48,924
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	149,302	140,562
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due one through five years	220,000
Due five through ten years	307,605
Total	527,605
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due one through five years	219,135
Due five through ten years	302,928
Estimated Fair Value	$ 522,063	538,064
Available for Sale Securities Weighted Avg Yield	1.94%
Available for Sale Securities Debt Maturities After Five Through Ten Years Weighted Avg Yield	2.40%
Available for Sale Securities Debt Maturities After One Through Five Years Weighted Avg Yield	1.29%
Obligations of States and Political Subdivisions
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	$ 48,190
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	48,924
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	$ 48,190
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Held to Maturity Securities weighted avg yield	4.65%
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Total	$ 907,989
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 911,493	761,153
Available for Sale Securities Weighted Avg Yield	2.23%
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	$ 101,112	$ 140,562
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Held to Maturity Securities weighted avg yield	3.42%